Share-Based Compensation (Schedule of Shares Purchased by Employees Under Employee Stock Purchase Programs) (Details) (Predecessor [Member], Employee Stock Purchase Program [Member])
In Thousands, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 28, 2012	Dec. 31, 2011	Dec. 31, 2010
Predecessor [Member] | Employee Stock Purchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased by employees	5	12	13